DoubleVision Acquisition (Details Textual) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jul. 24, 2014	Jun. 30, 2015	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2015	Sep. 18, 2012
Double Vision Acquisition (Textual)
Contractual price of acquisition		$ 3,680,000	$ 3,680,000
Common stock shares issuance to Double Vision shareholders	800,000		800,000
Common Stock, Par or Stated Value Per Share							$ 4.10
Payment of debt				$ 473,936
Number of common stock issued			296,402		50,000
Goodwill		$ 4,549,928	$ 4,549,928	$ 3,482,884		$ 4,482,884
Increase in the value of goodwill			$ 67,044
Share Price		$ 3.60	$ 3.60
Issued number of common stock, value		$ 1,000,000	$ 1,067,044		$ 245,000
Double Vision Networks Inc [Member]
Double Vision Acquisition (Textual)
Contractual price of acquisition	$ 3,680,000
Common stock shares issuance to Double Vision shareholders	800,000
Common Stock, Par or Stated Value Per Share	$ 4.10
Payment of debt	$ 400,000
Additional Issuance Of Stock Value Noncash	$ 1,000,000